STAPLED UNITHOLDERS' EQUITY - Stapled Unit Offerings (Details) - Issued capital - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stappled units offering units	4,600,000	3,749,000	8,349,000
Price per unit issued	$ 64.00	$ 61.50
Proceeds from units issue	$ 294.4	$ 230.6
Issuance costs of units	$ 12.8	$ 10.2
Underwriter over allotment option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stappled units offering units	600,000	489,000